Other Non-Current Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-Current Receivables [Abstract]
Schedule of other non-current receivables
December 31, 2019
Other receivables (Note 3)	$637
Other non-current receivables	912
Total	$1,549